RETIREMENT AND POSTRETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans	3
Number of supplemental pension plans	4
Increase to pension liabilities due to revised of mortality assumptions	58
Presented as follows:
Other long-term liabilities	(264)	(573)
Pension Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,879	1,686
Service cost	103	84	61
Interest cost	79	74	73
Actuarial (gains)/loss	(110)	106
Benefits paid	(75)	(64)
Effect of foreign exchange rate changes	19	(5)
Other	8	(2)
Benefit obligation at end of year	1,903	1,879	1,686
Change in plan assets
Fair value of plan assets at beginning of year	1,500	1,355
Actual return on plan assets	200	117
Employer's contributions	155	97
Benefits paid	(75)	(64)
Effect of foreign exchange rate changes	13	(3)
Other	6	(2)
Fair value of plan assets at end of year	1,799	1,500	1,355
Underfunded status at end of year	(104)	(379)
Presented as follows:
Deferred amounts and other assets	6
Other long-term liabilities	(110)	(379)
Amount recognized in balance sheet	(104)	(379)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	5.00%	4.20%	4.50%
Average rate of salary increases (as a percent)	3.70%	3.70%	3.50%
Other Postretirement Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	261	243
Service cost	9	8	6
Interest cost	11	10	11
Employees' contributions	1	1
Actuarial (gains)/loss	(40)	14
Benefits paid	(7)	(8)
Effect of foreign exchange rate changes	6	(2)
Other	(1)	(5)
Benefit obligation at end of year	240	261	243
Change in plan assets
Fair value of plan assets at beginning of year	62	54
Actual return on plan assets	8	5
Employer's contributions	12	13
Employees' contributions	1	1
Benefits paid	(7)	(8)
Effect of foreign exchange rate changes	5	(1)
Other		(2)
Fair value of plan assets at end of year	81	62	54
Underfunded status at end of year	(159)	(199)
Presented as follows:
Accounts payable and other	(5)	(5)
Other long-term liabilities	(154)	(194)
Amount recognized in balance sheet	(159)	(199)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.90%	4.00%	4.40%
United States Plan
Presented as follows:
Deferred amounts and other assets	27	19